UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21750
Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

1800 Avenue of the Stars, Second Floor, Los Angeles, California	90067

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067

(Name and address of agent for service)
Registrant’s telephone number, including area code: (310) 556-2721
Date of fiscal year end: November 30, 2008
Date of reporting period: May 31, 2008
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
     The report of Kayne Anderson Energy Total Return Fund, Inc. (the “Registrant”) to stockholders for the semi-annual period ended May 31, 2008 is attached below.

Kayne Anderson

Energy Total Return Fund

SEMI-ANNUAL REPORT
MAY 31, 2008

CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS: This report contains “forward-looking statements” as defined under the U.S. federal securities laws. Generally, the words “believe,” “expect,” “intend,” “estimate,” “anticipate,” “project,” “will” and similar expressions identify forward-looking statements, which generally are not historical in nature. Forward-looking statements are subject to certain risks and uncertainties that could cause actual results to materially differ from the Fund’s historical experience and its present expectations or projections indicated in any forward-looking statement. These risks include, but are not limited to, changes in economic and political conditions; regulatory and legal changes; energy industry risk; commodity pricing risk; leverage risk; valuation risk; non-diversification risk; interest rate risk; tax risk; and other risks discussed in the Fund’s filings with the SEC. You should not place undue reliance on forward-looking statements, which speak only as of the date they are made. The Fund undertakes no obligation to update or revise any forward-looking statements made herein. There is no assurance that the Fund’s investment objectives will be attained.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY
MAY 31, 2008
(UNAUDITED)

Portfolio Investments by Category*

* As a percentage of total investments.

Top 10 Holdings by Issuer

			Percent of
Holding		Sector	Total Investments

1.	Kinder Morgan Management, LLC	MLP	11.5%

2.	Plains All American Pipeline, L.P.	MLP	5.0

3.	Enterprise Products Partners L.P.	MLP	3.5

4.	Enbridge Energy Management, L.L.C.	MLP	3.5

5.	Crescent Point Energy Trust	Canadian Royalty Trust	3.2

6.	Enerplus Resources Fund	Canadian Royalty Trust	2.6

7.	ARC Energy Trust	Canadian Royalty Trust	2.3

8.	Penn West Energy Trust	Canadian Royalty Trust	2.0

9.	Fording Canadian Coal Trust	Canadian Royalty Trust	2.0

10.	Bonavista Energy Trust	Canadian Royalty Trust	1.9

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
MAY 31, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 125.9%
Equity Investments(a) — 109.0%
United States — 83.6%
MLP(b)(c) — 51.9%
Alliance Resource Partners, L.P.	92	$4,195
Atlas Energy Resources, LLC	359	14,701
Atlas Pipeline Partners, L.P.	318	13,089
BreitBurn Energy Partners L.P.	306	6,587
Calumet Specialty Products Partners, L.P.	342	5,422
Capital Product Partners L.P.(d)	470	9,548
Constellation Energy Partners LLC	65	1,323
Copano Energy, L.L.C.	36	1,313
Copano Energy, L.L.C. — Unregistered, Class D Units(e)(f)	114	3,138
Crosstex Energy, L.P.	506	15,532
DCP Midstream Partners, LP	184	5,713
Duncan Energy Partners L.P.	70	1,415
Eagle Rock Energy Partners, L.P.	127	2,198
Enbridge Energy Management, L.L.C.(d)(g)	885	47,124
Energy Transfer Partners, L.P.	144	6,962
Enterprise Products Partners L.P.	1,580	47,827
Exterran Partners, L.P.	249	7,919
Global Partners LP	204	3,848
Hiland Partners, LP	59	2,931
Holly Energy Partners, L.P.	77	3,469
Inergy Holdings, L.P.	57	2,250
Inergy, L.P.	211	5,932
K-Sea Transportation Partners L.P.	29	1,016
Kinder Morgan Management, LLC(d)(g)	2,833	156,257
Legacy Reserves LP	13	293
Magellan Midstream Partners, L.P.(h)	238	9,220
MarkWest Energy Partners, L.P.	83	3,000
MarkWest Energy Partners, L.P. — Unregistered(e)	159	5,709
Martin Midstream Partners L.P.	287	9,883
Natural Resource Partners L.P.	93	3,667
NuStar Energy L.P.	105	5,153
ONEOK Partners, L.P.	202	12,370
OSG America L.P.	179	2,679
Penn Virginia Resource Partners, L.P.	305	8,304
Pioneer Southwest Energy Partners L.P.(i)	144	2,781
Plains All American Pipeline, L.P.(j)	1,387	67,746
Regency Energy Partners LP	301	8,122
SemGroup Energy Partners, L.P.	154	4,206
Sunoco Logistics Partners L.P.	46	2,377

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

MLP(b)(c) — (Continued)
Targa Resources Partners LP	299	$7,919
TC PipeLines, LP	299	10,553
Teekay LNG Partners L.P.	75	2,203
Teekay Offshore Partners L.P.(d)	380	8,751
TEPPCO Partners, L.P.	129	4,603
TransMontaigne Partners L.P.	10	291
Western Gas Partners, LP(i)	150	2,513
Williams Partners L.P.	74	2,641

		554,693

MLP Affiliates — 4.7%
Alliance Holdings GP, L.P.(k)	25	703
Atlas America, Inc.	315	21,601
Crosstex Energy, Inc.	209	7,122
Energy Transfer Equity, L.P.(k)	169	5,493
Hiland Holdings GP, LP(k)	66	1,771
Penn Virginia Corporation	225	14,199

		50,889

Marine Transportation — 17.3%
Aries Maritime Transport Limited	1,125	6,527
Arlington Tankers Ltd.	625	14,544
Diana Shipping Inc.	338	11,828
Double Hull Tankers, Inc.	664	6,830
Eagle Bulk Shipping Inc.	718	23,952
Euroseas Ltd.	172	2,687
Excel Maritime Carriers Ltd.	192	9,872
Genco Shipping & Trading Limited	171	12,032
General Maritime Corporation	157	4,424
Navios Maritime Partners L.P.	421	6,350
Nordic American Tanker Shipping Limited	310	11,870
OceanFreight, Inc.	522	13,836
Omega Navigation Enterprises, Inc.	874	18,250
Paragon Shipping Inc.	316	6,741
Safe Bulkers, Inc.(i)	300	5,670
Seaspan Corporation	464	12,532
Ship Finance International Limited	313	9,597
Teekay Tankers Ltd	334	7,304

		184,846

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Coal — 5.0%
Alpha Natural Resources, Inc.(h)(l)	224	$18,291
Arch Coal, Inc.	86	5,582
CONSOL Energy Inc.	67	6,507
Foundation Coal Holdings, Inc.	53	3,510
Massey Energy Company	63	4,052
Peabody Energy Corporation(h)	208	15,364

		53,306

Royalty Trust — 4.7%
Cross Timbers Royalty Trust	55	2,856
Hugoton Royalty Trust	342	11,423
MV Oil Trust	675	16,151
Permian Basin Royalty Trust	384	8,795
San Juan Basin Royalty Trust	230	9,559
Whiting USA Trust(i)	57	1,310

		50,094

Total United States (Cost $673,220)		893,828

Canada — 25.4%
Royalty Trust — 25.4%
ARC Energy Trust	1,047	30,679
Baytex Energy Trust	696	20,293
Bonavista Energy Trust	769	25,297
Bonterra Energy Income Trust	40	1,565
Crescent Point Energy Trust	1,192	43,335
Enerplus Resources Fund	747	34,973
Fording Canadian Coal Trust	345	27,588
NAL Oil & Gas Trust	857	12,754
Penn West Energy Trust	843	27,711
Peyto Energy Trust	230	4,495
Progress Energy Trust	659	9,551
Vermilion Energy Trust	552	22,165
Westshore Terminals Income Fund	51	935
Zargon Energy Trust	373	9,892

		271,233

Coal — 0.0%
Western Canadian Coal Corp.(i)	52	415

Total Canada (Cost $197,197)		271,648

Total Equity Investments (Cost $870,417)		1,165,476

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2008
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Energy Debt Investments — 16.9%
United States — 15.5%
Coal — 0.5%
Peabody Energy Corporation(m)	4.750%	12/15/66	$4,000	$5,810

Marine Transportation — 2.6%
Navios Maritime Holdings, Inc.	9.500	12/15/14	13,950	14,369
Overseas Shipholding Group, Inc.	7.500	2/15/24	5,000	4,625
Ship Finance International Limited	8.500	12/13/15	9,000	9,225

				28,219

Midstream — 1.9%
Targa Resources, Inc.	8.500	11/01/13	16,500	15,881
Targa Resources Investments, Inc.	(n)	2/09/15	6,992	4,894

				20,775

Oilfield Services — 1.2%
Dresser, Inc.	(o)	5/04/15	13,000	12,431

Upstream — 6.2%
CDX Funding, LLC	(p)	3/31/13	8,750	7,394
Hilcorp Energy Company	7.750	11/01/15	7,589	7,418
Mariner Energy, Inc.	8.000	5/15/17	6,000	5,805
Mariner Energy, Inc.	7.500	4/15/13	9,000	8,707
Parallel Petroleum Corporation	10.250	8/01/14	6,500	6,500
Petrohawk Energy Corporation	7.875	6/01/15	6,000	5,993
Petrohawk Energy Corporation	9.125	7/15/13	9,500	9,880
SandRidge Energy Inc.	8.625	4/01/15	10,885	11,184
SandRidge Energy Inc.	8.000	6/01/18	3,000	3,038

				65,919

Other Energy — 3.1%
Energy Future Holdings Corp.	10.250%	11/01/15	$11,000	11,234
Energy Future Holdings Corp.	(q)	10/10/14	7,463	7,015
Energy Future Holdings Corp.	(r)	10/10/14	4,500	4,241
Helix Energy Solutions Group, Inc.	9.500	1/15/16	10,000	10,400

				32,890

Total United States (Cost $165,735)				166,044

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2008
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Energy Debt Investments — (continued)
Canada — 1.4%
Royalty Trust — 1.0%
Harvest Operations Corp.	7.875	10/15/11	11,500	$10,896

Other Energy — 0.4%
OPTI Canada Inc.	8.250	12/15/14	4,000	4,120

Total Canada (Cost $15,668)				15,016

Total Energy Debt Investments (Cost $181,403)				181,060

Total Long-Term Investments (Cost $1,051,820)				1,346,536

Short-Term Investment — 1.6%
Repurchase Agreement — 1.6%
Bear, Stearns & Co. Inc. (Agreement dated 5/31/2008 to be repurchased at $16,812), collateralized by $17,297 in U.S. Treasury Bonds and Notes (Cost $16,809)	2.150	6/02/08		16,809

			No. of
			Contracts

Put Option Contracts Purchased(l) — 0.0%
United States — 0.0%
Coal — 0.0%
Alpha Natural Resources, Inc., put option expiring 6/21/2008 @ $55.00			500	5
Alpha Natural Resources, Inc., put option expiring 6/21/2008 @ $75.00			1,000	50
Peabody Energy Corporation, put option expiring 6/21/2008 @ $60.00			1,000	20

				75

Marine Transportation — 0.0%
Eagle Bulk Shipping Inc., put option expiring 6/21/2008 @ $30.00			750	49

Canada — 0.0%
Royalty Trust — 0.0%
Fording Canadian Coal Trust, put option expiring 6/21/2008 @ $65.00			1,853	83
Fording Canadian Coal Trust, put option expiring 6/21/2008 @ $70.00			900	67

				150

Total Put Option Contracts Purchased (Premiums paid $910)				274

Total Short-Term Investments (Cost $17,719)				17,083

Total Investments — 127.5% (Cost $1,069,539)				1,363,619

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Contracts	Value

Liabilities
Call Option Contracts Written(l)
United States
Coal
Alpha Natural Resources, Inc., call option expiring 6/21/2008 @ $65.00	500	$(885)
Alpha Natural Resources, Inc., call option expiring 6/21/2008 @ $75.00	500	(450)
Peabody Energy Corporation, call option expiring 6/21/2008 @ $70.00	500	(285)

		(1,620)

Marine Transportation
Eagle Bulk Shipping Inc., call option expiring 6/21/2008 @ $35.00	750	(71)

Canada
Royalty Trust
Fording Canadian Coal Trust, call option expiring 6/21/2008 @ $75.00	450	(284)
Fording Canadian Coal Trust, call option expiring 6/21/2008 @ $80.00	900	(324)

		(608)

Total Call Option Contracts Written (Premiums received $1,033)		(2,299)

Unrealized Depreciation on Interest Rate Swap Contracts		(6,300)

Other Liabilities		(30,439)

Total Liabilities		(39,038)
Unrealized Appreciation on Interest Rate Swap Contracts		277
Other Assets		25,461

Total Liabilities in Excess of Other Assets		(13,300)
Preferred Stock at Redemption Value		(280,875)

Net Assets Applicable To Common Stockholders		$1,069,444

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 31.9% of its net assets invested in securities treated as publicly traded partnerships at May 31, 2008, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(e)	Fair valued and restricted security. (See Notes 2, 3 and 6).

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONCLUDED)
MAY 31, 2008
(UNAUDITED)

(f)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securities which pay cash distributions within the next 24 months.

(g)	Distributions are paid-in-kind.

(h)	Security or a portion thereof is segregated as collateral on option contracts written or interest rate swap contracts.

(i)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securities which pay cash distributions within the next 12 months.

(j)	The Fund believes that it is an affiliate of Plains All American, L.P. (See Note 5).

(k)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(l)	Security is non-income producing.

(m)	Convertible security.

(n)	Floating rate senior secured term loan facility. Security pays paid in-kind interest at a rate of LIBOR + 500 basis points (7.89% as of May 31, 2008).

(o)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 575 basis points (8.47% as of May 31, 2008).

(p)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 625 basis points and 200 basis points penalty spread (10.95% as of May 31, 2008). As of May 31, 2008, CDX Funding, LLC was in default of certain covenants under the floating rate senior secured second lien term loan.

(q)	Floating rate senior secured first lien B-2 term loan. Security pays interest at a rate of LIBOR + 350 basis points (6.12% as of May 31, 2008).

(r)	Floating rate senior secured first lien B-1 term loan. Security pays interest at a rate of LIBOR + 350 basis points (6.12% as of May 31, 2008).

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008
(amounts in 000’s, except share and per share amounts)
(UNAUDITED)

ASSETS
Investments, at fair value:
Non-affiliated (Cost — $1,005,275)	$1,278,790
Affiliated (Cost — $46,545)	67,746
Repurchase agreement (Cost — $16,809)	16,809
Put option contracts purchased, at fair value (Premiums paid $910)	274

Total investments (Cost — $1,069,539)	1,363,619
Cash denominated in foreign currency (Cost — $509)	512
Deposits with brokers	10,934
Receivable for securities sold (Cost — $8,266)	8,266
Interest, dividends and distributions receivable (Cost — $5,680)	5,675
Prepaid expenses	74
Unrealized appreciation on interest rate swap contracts	277

Total Assets	1,389,357

LIABILITIES
Payable for securities purchased (Cost — $28,116)	28,116
Investment management fee payable	1,396
Call option contracts written, at fair value (Premiums received — $1,033)	2,299
Accrued directors’ fees and expenses	52
Accrued expenses and other liabilities	875
Unrealized depreciation on interest rate swap contracts	6,300

Total Liabilities	39,038

PREFERRED STOCK
Series A, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000
Series B, $25,000 liquidation value per share applicable to 3,235 outstanding shares (7,000 shares authorized)	80,875
Series C, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000

Total Preferred Stock	280,875

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS	$1,069,444

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS CONSIST OF
Common stock, $0.001 par value (32,443,513 shares issued, 32,209,009 shares outstanding and 199,979,000 shares authorized)	$32
Paid-in capital, less distributions in excess of taxable income	741,135
Accumulated net investment income less distributions not treated as tax return of capital	(6,819)
Accumulated net realized gains less distributions not treated as tax return of capital	48,307
Net unrealized gains on investments, foreign currency translations, options and interest rate swap contracts	286,789

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS	$1,069,444

NET ASSET VALUE PER COMMON SHARE	$33.20

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2008
(amounts in 000’s)
(UNAUDITED)

INVESTMENT INCOME
Income
Dividends and distributions:
Non-affiliated investments	$29,950
Affiliated investments	2,378

Total dividends and distributions (after foreign taxes withheld of $1,856)	32,328
Return of capital	(14,487)

Net dividends and distributions	17,841
Interest	7,644

Total Investment Income	25,485

Expenses
Investment management fees	7,917
Administration fees	355
Professional fees	215
Directors’ fees	100
Custodian fees	98
Reports to stockholders	94
Insurance	85
Other expenses	137

Total Expenses — Before Interest Expense and Auction Agent Fees	9,001
Interest expense	660
Auction agent fees	337

Total Expenses	9,998

Net Investment Income	15,487

REALIZED AND UNREALIZED GAINS/(LOSSES)
Net Realized Gains/(Losses)
Investments	54,837
Foreign currency transactions	(276)
Options written	2,001
Interest rate swap contracts	(862)

Net Realized Gains	55,700

Net Change in Unrealized Gains/(Losses)
Investments	104,324
Foreign currency translations	27
Options written	(899)
Interest rate swap contracts	(712)

Net Change in Unrealized Gains	102,740

Net Realized and Unrealized Gains	158,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	173,927
DIVIDENDS TO PREFERRED STOCKHOLDERS	(8,242)

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	$165,685

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
(amounts in 000’s, except share amounts)

	For the Six
	Months Ended		For the Fiscal
	May 31, 2008		Year Ended
	(Unaudited)		November 30, 2007

OPERATIONS
Net investment income	$15,487		$34,782
Net realized gains	55,700		38,505
Net change in unrealized gains	102,740		115,785

Net Increase in Net Assets Resulting from Operations	173,927		189,072

DIVIDENDS/DISTRIBUTIONS TO PREFERRED STOCKHOLDERS
Dividends from net investment income	(8,242	)(1)	(7,254	)(2)
Dividends from net realized short-term capital gains	—	(1)	(4,653	)(2)
Distributions from net realized long-term capital gains	—	(1)	(4,194	)(2)

Dividends/Distributions to Preferred Stockholders	(8,242)		(16,101)

DIVIDENDS/DISTRIBUTIONS TO COMMON STOCKHOLDERS
Dividends from net investment income	(7,245	)(1)	(26,509	)(2)
Dividends from net realized short-term capital gains	—	(1)	(17,004	)(2)
Distributions from net realized long-term capital gains	—	(1)	(15,329	)(2)
Distributions — return of capital	(24,478	)(1)	—	(2)

Dividends/Distributions to Common Stockholders	(31,723)		(58,842)

CAPITAL STOCK TRANSACTIONS
Underwriting discounts and offering expenses associated with the issuance of preferred stock	—		131
Gain on 765 shares of Series B Preferred Stock redeemed at a discount to liquidation value	956		—
Issuance of 3,142 and 526,629 from treasury shares of common stock from reinvestment of distributions	92		14,111

Net Increase in Net Assets Applicable to Common Stockholders from Capital Stock Transactions	1,048		14,242

Total Increase in Net Assets Applicable to Common Stockholders	135,010		128,371

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
Beginning of period	934,434		806,063

End of period	$1,069,444		$934,434

(1)	The information presented in each of these items is a current estimate of the characterization of a portion of the total dividends and distributions paid to preferred stockholders and common stockholders for the six months ended May 31, 2008 as either dividend (ordinary income) or distribution (long-term capital gains or return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the preferred stock and the common stock dividends and distributions made during the current year will not be determinable until after the end of the fiscal year when the Fund can determine earnings and profits and, therefore it may differ from the preliminary estimates.

(2)	The information presented in each of these items is a characterization of a portion of the total dividends and distributions paid to preferred stockholders and common stockholders for the fiscal year ended November 30, 2007 as either dividend (ordinary income) or distribution (long-term capital gains or return of capital). This characterization is based on the Fund’s earnings and profits.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2008
(amounts in 000’s)
(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$173,927
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Return of capital distributions	14,487
Realized gains on investments, options and interest rate swap contracts	(55,976)
Unrealized gains (excluding impact on cash of $6 of foreign currency translations)	(102,734)
Accretion of bond discount	(65)
Purchase of investments	(368,923)
Proceeds from sale of investments	451,603
Purchase of short-term investments, net	(15,894)
Increase in deposits with brokers	(6,684)
Increase in receivable for securities sold	(5,158)
Decrease in interest, dividend and distributions receivables	564
Decrease in prepaid expenses	127
Increase in payable for securities purchased	14,329
Increase in investment management fee payable	92
Decrease in option contracts written, net	(724)
Increase in accrued expenses and other liabilities	75

Net Cash Provided by Operating Activities	99,046

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment on revolving credit line	(41,000)
Redemption of Series B Preferred Stock at a $956 discount to liquidation value	(18,169)
Cash dividends and distributions paid to preferred stockholders	(8,242)
Cash dividends and distributions paid to common stockholders	(31,631)

Net Cash Used in Financing Activities	(99,042)

NET INCREASE IN CASH	4
CASH — BEGINNING OF PERIOD	508

CASH — END OF PERIOD	$512

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $92 pursuant to the Fund’s dividend reinvestment plan.

During the six months ended May 31, 2008, state taxes paid were $60 and interest paid was $687.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

							For the Period
	For the Six						June 28,
	Months Ended		For the Fiscal				2005(1)
	May 31,		Year Ended				through
	2008		November 30,				November 30,
	(Unaudited)		2007		2006		2005

Per Share of Common Stock
Net asset value, beginning of period	$29.01		$25.44		$24.13		$23.84	(2)
Income from Investment Operations(3)
Net investment income	0.48		1.09		1.17		0.23
Net realized and unrealized gains	4.93		4.82		2.34		0.33

Total income from investment operations	5.41		5.91		3.51		0.56

Dividends/Distributions — Preferred Stockholders(3)
Dividends from net investment income	(0.26)		(0.23)		(0.44)		—
Dividends from net realized short-term capital gains	—		(0.14)		—		—
Distributions from net realized long-term capital gains	—		(0.13)		—		—

Total dividends/distributions — Preferred Stockholders	(0.26)		(0.50)		(0.44)		—

Dividends/Distributions — Common Stockholders
Dividends from net investment income	(0.23)		(0.83)		(0.86)		(0.23)
Dividends from net realized short-term capital gains	—		(0.53)		(0.81)		(0.04)
Distributions from net realized long-term capital gains	—		(0.48)		—		—
Distributions — return of capital	(0.76)		—		(0.03)		—

Total dividends/distributions — Common Stockholders	(0.99)		(1.84)		(1.70)		(0.27)

Capital Stock Transactions(3)
Effect of common stock repurchased	—		—		0.05		—
Underwriting discounts and offering costs on the issuance of common and preferred stock	—		—		(0.11)		—
Gain on 765 shares of Series B Preferred Stock redeemed at a discount to liquidation value	0.03		—		—		—

Total capital stock transactions	0.03		—		(0.06)		—

Net asset value, end of period	$33.20		$29.01		$25.44		$24.13

Market value per share of common stock, end of period	$29.30		$25.79		$25.00		$21.10

Total investment return based on common stock market value(4)	17.8%		10.2%		27.2%		(14.6)%
Supplemental Data and Ratios(5)
Net assets applicable to common stockholders, end of period	$1,069,444		$934,434		$806,063		$776,963
Ratio of expenses to average net assets:(6)
Excluding investment management fee waivers, interest expense and auction agent fees	1.9%		2.0%		2.0%		1.7%
Excluding investment management fee waivers	2.1%		2.2%		2.1%		1.7%
Including investment management fee waivers	2.1%		2.1%		1.8%		1.5%

Ratio of net investment income to average net assets	3.3%		3.8%		4.6%		2.3%
Net increase in net assets applicable to common stockholders resulting from operations to average net assets	17.7	%(7)	19.1%		12.3%		2.4	%(7)
Portfolio turnover rate	29.2	%(7)	52.1%		63.8%		23.2	%(7)
Auction Rate Preferred Stock, end of period	$280,875		$300,000		$300,000		—
Asset coverage of Auction Rate Preferred Stock	480.8	%(8)	374.0	%(8)	368.7	%(8)	—
Average amount of borrowings outstanding per share of common stock during the period	$0.83		$0.53		$0.08		—

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS — (CONCLUDED)
(amounts in 000’s, except share and per share amounts)

(1)	Commencement of operations.

(2)	Initial public offering price of $25.00 per share less underwriting discounts of $1.125 per share and offering costs of $0.04 per share.

(3)	Based on average shares of common stock outstanding of 32,206,502; 32,036,996; 31,809,344 and 32,204,000 for the six months ended May 31, 2008; for the fiscal year ended November 30, 2007; for the fiscal year ended November 30, 2006 and for the period June 28, 2005 through November 30, 2005, respectively.

(4)	Not annualized for the six months ended May 31, 2008 and for the period June 28, 2005 through November 30, 2005. Total investment return is calculated assuming a purchase of common stock at the market price on the first day and a sale at the current market price on the last day of the period reported. The calculation also assumes reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

(5)	Unless otherwise noted, ratios are annualized.

(6)	The following table sets forth the components of the ratio of expenses to average total assets and average net assets applicable to common shareholders for each period presented.

	May 31, 2008
	(Unaudited)		November 30, 2007		November 30, 2006		November 30, 2005
	Ratio of Expense to		Ratio of Expense to		Ratio of Expense to		Ratio of Expense to
	Average	Average	Average	Average	Average	Average	Average	Average
	Total	Net	Total	Net	Total	Net	Total	Net
	Assets	Assets	Assets	Assets	Assets	Assets	Assets	Assets

Management fees	1.2%	1.7%	1.2%	1.7%	1.2%	1.7%	1.2%	1.3%
Other expenses	0.2	0.2	0.2	0.3	0.2	0.3	0.4	0.4
Total expenses — excluding management fee waivers, interest expense and auction agent fees	1.4%	1.9%	1.4%	2.0%	1.4%	2.0%	1.6%	1.7%
Interest expense and auction agent fees	0.1	0.2	0.2	0.2	0.1	0.1	—	—
Total expenses — excluding management fee waivers	1.5%	2.1%	1.6%	2.2%	1.5%	2.1%	1.6%	1.7%
Management Fee Waivers	—	—	(0.1)	(0.1)	(0.2)	(0.3)	(0.2)	(0.2)
Total expenses — including management fee waivers, interest expense and auction agent fees	1.5%	2.1%	1.5%	2.1%	1.3%	1.8%	1.4%	1.5%

Average total assets	$1,297,541		$1,240,766		$1,100,467		$795,136
Average net assets		$934,233		$906,692		$802,434		$759,550

(7)	Not annualized.

(8)	Calculated pursuant to section 18(a)(2)(A) and section 18(a)(2)(B) of the 1940 Act. Represents the value of total assets less all liabilities not represented by Auction Rate Preferred Stock and senior securities representing indebtedness divided by the aggregate amount of Auction Rate Preferred Stock and senior securities representing indebtedness. Under the 1940 Act, the Fund may not declare or make any distribution on its common stock nor can it incur additional preferred stock if at the time of such declaration or incurrence its asset coverage with respect to all senior securities would be less than 200%. For purposes of this test, the revolving credit facility is considered a senior security representing indebtedness.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2008
(amounts in 000’s, except option contracts written, share and per share amounts)
(UNAUDITED)

1.	Organization

Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) was organized as a Maryland corporation on March 31, 2005 and commenced operations on June 28, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end investment company. The Fund’s investment objective is to obtain a high total return with an emphasis on current income. The Fund seeks to achieve this objective by investing primarily in securities of companies engaged in the energy industry, principally including publicly-traded, energy-related master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, energy-related U.S. and Canadian royalty trusts and income trusts (collectively, “royalty trusts”) and other companies that derive at least 50% of their revenues from operating assets used in, or providing energy-related services for, the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal (collectively with MLPs, MLP affiliates and royalty trusts, “Energy Companies”). The Fund’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYE.”

2.	Significant Accounting Policies

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ materially from those estimates.

B. Calculation of Net Asset Value — The Fund determines its net asset value as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern time) no less frequently than the last business day of each month, and makes its net asset value available for publication monthly. Currently, the Fund calculates its net asset value on a weekly basis and such calculation is made available on its website, www.kaynefunds.com. Net asset value is computed by dividing the value of the Fund’s assets (including accrued interest and dividends), less all of its liabilities (including accrued expenses, dividends payable and any borrowings) by the total number of common shares outstanding.

C. Investment Valuation — Readily marketable portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day, except for short sales and call option contracts written, for which the last quoted asked price is used. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more are valued by the Fund using a pricing service. Fixed income securities maturing within 60 days will be valued on an amortized cost basis.

The Fund holds securities that are privately issued or otherwise restricted as to resale. For these securities, as well as any other portfolio security held by the Fund for which reliable market quotations are not readily available,

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

valuations are determined in a manner that most fairly reflects fair value of the security on the valuation date. Unless otherwise determined by the Board of Directors, the following valuation process is used for such securities:

•	Investment Team Valuation. The applicable investments are initially valued by KA Fund Advisors, LLC (“KAFA” or the “Adviser”) investment professionals responsible for the portfolio investments.

•	Investment Team Valuation Documentation. Preliminary valuation conclusions are documented and discussed with senior management of KAFA. Such valuations generally are submitted to the Valuation Committee (a committee of the Fund’s Board of Directors) or the Board of Directors on a monthly basis, and stand for intervening periods of time.

•	Valuation Committee. The Valuation Committee meets on or about the end of each month to consider new valuations presented by KAFA, if any, which were made in accordance with the Valuation Procedures in such month. Between meetings of the Valuation Committee, a senior officer of KAFA is authorized to make valuation determinations. The Valuation Committee’s valuations stand for intervening periods of time unless the Valuation Committee meets again at the request of KAFA, the Board of Directors, or the Committee itself. All valuation determinations of the Valuation Committee are subject to ratification by the Board at its next regular meeting.

•	Valuation Firm. No less than quarterly, a third-party valuation firm engaged by the Board of Directors reviews the valuation methodologies and calculations employed for these securities.

•	Board of Directors Determination. The Board of Directors meets quarterly to consider the valuations provided by KAFA and the Valuation Committee, if applicable, and ratify valuations for the applicable securities. The Board of Directors considers the report provided by the third-party valuation firm in reviewing and determining in good faith the fair value of the applicable portfolio securities.

Unless otherwise determined by the Board of Directors, securities that are convertible into or otherwise will become publicly traded (e.g., through subsequent registration or expiration of a restriction on trading) are valued through the process described above, using a valuation based on the market value of the publicly traded security less a discount. The discount is initially equal in amount to the discount negotiated at the time the purchase price is agreed to. To the extent that such securities are convertible or otherwise become publicly traded within a time frame that may be reasonably determined, KAFA may determine an applicable discount in accordance with a methodology approved by the Valuation Committee.

Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

SFAS No. 157. In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

As of December 1, 2007, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of this standard did not have any material effect on the Fund’s net asset value.

At May 31, 2008, the Fund held 0.8% of its net assets applicable to common stockholders (0.6% of total assets) in securities valued at fair value as determined pursuant to procedures adopted by the Board of Directors, with an aggregate fair value of $8,847.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

D. Repurchase Agreements — The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The financial institutions with which the Fund enters into repurchase agreements are banks and broker/dealers which KAFA considers creditworthy. The seller under a repurchase agreement is required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. KAFA monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

E. Short Sales — A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of or to hedge against a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.

All short sales are fully collateralized. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short. The Fund is liable for any dividends or distributions paid on securities sold short.

The Fund may also sell short “against the box” (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short). If the Fund enters into a short sale “against the box,” the Fund segregates an equivalent amount of securities owned as collateral while the short sale is outstanding. At May 31, 2008, the Fund had no open short sales.

F. Option Writing — When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 7 — Option Contracts for more detail on option contracts written and purchased.

G. Security Transactions — Security transactions are accounted for on the date these securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend and distribution income is recorded on the ex-dividend date.

H. Investment Income — For the six months ended May 31, 2008, the Fund estimated that 90% of the MLP distributions received and 3% of Canadian Royalty Trust distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $14,487 of dividends and distributions received from its investments. This resulted in an equivalent reduction in the cost basis of the associated investments. Net Realized

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

Gains and Net Change in Unrealized Gains in the accompanying Statement of Operations were increased by $3,530 and $10,957, respectively, attributable to the recording of such dividends and distributions as reduction in the cost basis of investments.

I. Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs and royalty trusts generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and royalty trust and other industry sources. These estimates may subsequently be revised based on information received from MLPs and royalty trusts after their tax reporting periods are concluded.

J. Dividends and Distributions to Stockholders — Dividends and distributions to common stockholders are recorded on the ex-dividend date. The character of dividends made during the year may differ from their ultimate characterization for federal income tax purposes. Dividend and distributions to stockholders of each series of the Fund’s Auction Rate Preferred Stock are accrued on a daily basis and are determined as described in Note 10 — Preferred Stock. The Fund’s dividends and distributions may be comprised of return of capital and ordinary income, which is based on the earnings and profits of the Fund. The Fund is unable to make final determinations as to the tax character of the dividend until the January after the end of the current fiscal year. The Fund informs its common stockholders of the tax character of dividends and distributions made during that fiscal year in January following such fiscal year.

K. Partnership Accounting Policy — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of dividends it has received, allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

L. Taxes — It is the Fund’s intention to continue to be treated as and to qualify each year for special tax treatment afforded a Regulated Investment Company under Subchapter M of the Internal Revenue Code. As long as the Fund meets certain requirements that govern its source of income, diversification of assets and timely distribution of earnings to stockholders, the Fund will not be subject to U.S. federal income tax.

Income and capital gain distributions made by Regulated Investment Companies often differ from the aggregate GAAP basis net investment income and net realized gains. For the Fund, the principal reason for these differences is the return of capital treatment of dividends and distributions from MLPs, royalty trusts and certain other of its investments. As of November 30, 2007, accumulated dividends and distributions to preferred and common stockholders exceeded accumulated net investment income and net realized gains for GAAP purposes by $16,390. Net investment income and net realized gains for GAAP purposes may differ from taxable income for federal income tax purposes due to wash sales, disallowed partnership losses from MLPs and foreign currency transactions. As of May 31, 2008, the principal temporary differences were realized losses that were recognized for book purposes, but disallowed for tax purposes due to wash sale rules, and disallowed partnership losses related to the Fund’s MLP investments.

For the fiscal year ended November 30, 2007, the tax character of the total $58,842 dividends and distributions paid to common stockholders was $43,513 (ordinary income) and $15,329 (capital gains). For the fiscal year ended November 30, 2007, the tax character of the $16,101 cash distribution paid to preferred stockholders was $11,907 (ordinary income) and $4,194 (capital gains).

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

At May 31, 2008, the identified cost of investments for federal income tax purposes was $1,077,851, and the net cash received on option contracts written was $123. At May 31, 2008, gross unrealized appreciation and depreciation of investments and options for federal income tax purposes were as follows:

Gross unrealized appreciation of investments (including options)	$304,500
Gross unrealized depreciation of investments (including options)	(20,908)

Net unrealized appreciation before interest rate swap contracts and foreign currency related translations	283,592
Net unrealized depreciation on interest rate swap contracts	(5,745)
Unrealized depreciation on foreign currency related translations	(2)

Net unrealized appreciation	$277,845

Dividend income received by the Fund from sources within Canada is subject to a 15% foreign withholding tax.

Interest income on Canadian corporate obligations may be subject to a 10% withholding tax unless an exemption is met. The most common exemption available is for corporate bonds that have a tenure of at least 5 years, provided that not more than 25% of the principal is repayable in the first five years and provided that the borrower and lender are not “associated.” Further, interest is exempt if derived from debt obligations guaranteed by the Canadian government.

As of December 1, 2007, the Fund adopted FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date.

The adoption of the interpretation did not have a material effect on the Fund’s net asset value. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Consolidated Statement of Operations. As of May 31, 2008, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions.

M. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the rate of exchange as of the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity and debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

Net realized foreign exchange gains or losses represent gains and losses from transactions in foreign currencies and foreign currency contracts, foreign exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of such amounts on the payment date.

Net unrealized foreign exchange gains or losses represent the difference between the cost of assets and liabilities (other than investments) recorded on the Fund’s books from the value of the assets and liabilities (other than investments) on the valuation date.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

N. Derivative Financial Instruments — The Fund uses derivative financial instruments (principally interest rate swap contracts) to manage interest rate risk. The Fund has established policies and procedures for risk assessment and the approval, reporting and monitoring of derivative financial instrument activities. The Fund does not hold or issue derivative financial instruments for speculative purposes. All derivative financial instruments are recorded at fair value with changes in value during the reporting period are included as unrealized gains or losses in the Statement of Operations. The Fund generally values its interest rate swap contracts based on dealer quotations, if available, or by discounting the future cash flows from the stated terms of the interest rate swap agreement by using interest rates currently available in the market.

O. Indemnifications — Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Fair Value

SFAS No. 157.  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

As of December 1, 2007, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of this standard did not have any material effect on the Fund’s net asset value. However, the adoption of the standard does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings.

SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

The following table presents our assets and liabilities measured at fair value on a recurring basis at May 31, 2008.

			Prices with
		Quoted Prices	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Assets at Fair Value
Long-Term Investments	$1,346,536	$1,301,714	$35,975	$8,847
Unrealized appreciation on interest rate swaps	277	—	277	—

Total	$1,346,813	$1,301,714	$36,252	$8,847

Liabilities at Fair Value
Unrealized depreciation on interest rate swaps	$6,300	—	$6,300	—

The following table presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2007 and at May 31, 2008.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments
Balance — November 30, 2007	$31,584
Transfers out of Level 3	(31,584)
Realized gain (losses)	—
Unrealized gains, net	847
Purchases, issuances or settlements	8,000

Balance — May 31, 2008	$8,847

The $847 of unrealized gains, net, presented in the table above relate to investments that are still held at May 31, 2008, and the Fund presents these unrealized losses on the Statement of Operations — Net Change in Unrealized Gains (Losses).

The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2007 and at May 31, 2008.

4.	Concentration of Risk

The Fund’s investment objective is to obtain a high level of total return with an emphasis on current income paid to its stockholders. Under normal circumstances, the Fund intends to invest at least 80% of the aggregate of its net assets and borrowings (“total assets”) in securities of Energy Companies. The Fund invests in equity securities such as common stocks, preferred stocks, convertible securities, warrants, depository receipts, and equity interests in MLPs, MLP affiliates, royalty trusts and other Energy Companies. Additionally, the Fund may invest up to 30% of its total assets in debt securities of Energy Companies. It may directly invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its total assets in equity or debt securities of MLPs. The Fund may invest up to 50% of its total assets in unregistered or otherwise restricted securities of Energy Companies. It will not invest more than 15% of its total assets in any single issuer. The Fund may, for defensive purposes, temporarily invest all or a significant portion of its assets in investment grade securities, short-term debt securities and cash or cash equivalents. To the extent the Fund uses this strategy, it may not achieve its investment objectives.

5.	Agreements and Affiliations

A. Investment Management Agreement — The Fund has entered into an Investment Management Agreement with KAFA under which the Adviser, subject to the overall supervision of the Fund’s Board of Directors, manages

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

the day-to-day operations of, and provides investment advisory services to, the Fund. For providing these services, the Adviser receives a management fee from the Fund.

For the six months ended May 31, 2008, the Fund paid and accrued management fees at an annual rate of 1.25% of average monthly total assets of the Fund.

For purposes of calculating the management fee, the “average total assets” for each monthly period are determined by averaging the total assets at the last business day of that month with the total assets at the last business day of the prior month (or as of the commencement of operations for the initial period if a partial month). The total assets of the Fund shall be equal to its average monthly gross asset value (which includes assets attributable to or proceeds from the Fund’s use of preferred stock, commercial paper or notes issuances and other borrowings), minus the sum of the Fund’s accrued and unpaid dividends on any outstanding common stock and accrued and unpaid dividends on any outstanding preferred stock and accrued liabilities (other than liabilities associated with borrowing or leverage by the Fund). Liabilities associated with borrowing or leverage include the principal amount of any borrowings, commercial paper or notes that issued by the Fund, the liquidation preference of any outstanding preferred stock, and other liabilities from other forms of borrowing or leverage such as short positions and put or call options held or written by the Fund.

B. Portfolio Companies — From time to time, the Fund may “control” or may be an “affiliate” of one or more portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would “control” a portfolio company if the Fund owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if the Fund owned 5% or more of its outstanding voting securities. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Fund’s investment adviser), principal underwriters and affiliates of those affiliates or underwriters.

The Fund believes that there is significant ambiguity in the application of existing SEC staff interpretations of the term “voting security” to complex structures such as limited partnership interests of the kind in which the Fund invests. As a result, it is possible that the SEC staff may consider that certain securities investments in limited partnerships are voting securities under the staff’s prevailing interpretations of this term. If such determination is made, the Fund may be regarded as a person affiliated with and controlling the issuer(s) of those securities for purposes of Section 17 of the 1940 Act.

In light of the ambiguity of the definition of voting securities, the Fund does not intend to treat any class of limited partnership interests that it holds as “voting securities” unless the security holders of such class currently have the ability, under the partnership agreement, to remove the general partner (assuming a sufficient vote of such securities, other than securities held by the general partner, in favor of such removal) or the Fund has an economic interest of sufficient size that otherwise gives it the de facto power to exercise a controlling influence over the partnership. The Fund believes this treatment is appropriate given that the general partner controls the partnership, and without the ability to remove the general partner or the power to otherwise exercise a controlling influence over the partnership due to the size of an economic interest, the security holders have no control over the partnership.

Plains All American, L.P.  — Robert V. Sinnott is a senior executive of Kayne Anderson Capital Advisors, L.P. (“KACALP”), the managing member of KAFA. Mr. Sinnott also serves as a director on the board of Plains All American GP LLC, the general partner of Plains All American Pipeline, L.P. Members of senior management and various advisory clients of KACALP and KAFA own units of Plains All American GP LLC. Various advisory clients of KACALP and KAFA, including the Fund, own units in Plains All American Pipeline, L.P. The Fund believes that it is an affiliate of Plains All American, L.P. under the 1940 Act.

C. Other Affiliates — For the six months ended May 31, 2008, KA Associates, Inc., an affiliate of the Adviser, did not participate in any agency trades involving affiliated brokerage commissions paid to it by the Fund.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

6.	Restricted Securities

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, and cannot, as a result, be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At May 31, 2008, the Fund held the following restricted securities.

			Number of
			Units or					Percent	Percent
		Type of	Principal ($)	Acquisition	Cost	Fair	Fair Value	of Net	of Total
Investment	Security	Restriction	(in 000s)	Date	Basis	Value	per Unit	Assets	Assets

Copano Energy, L.L.C.	Class D Units	(1)	114	3/14/2008	$3,000	$3,138	$27.46	0.3%	0.2%
MarkWest Energy Partners, L.P.	Common Units	(1)	159	12/18/2007	4,833	5,709	35.96	0.5	0.4

Total of securities valued in accordance with procedures established by the board of directors(2)					$7,833	$8,847		0.8%	0.6%

CDX Funding, LLC	Term Loan(3)	(4)(5)	$8,750	(6)	$8,882	$7,394	n/a	0.7%	0.5%
Dresser, Inc.	Term Loan(3)	(4)(5)	$13,000	(6)	12,279	12,431	n/a	1.2	0.9
Energy Future Holdings Corp.	Corporate Bonds(7)	(4)	$11,000	(6)	10,899	11,234	n/a	1.0	0.8
Energy Future Holdings Corp.	Term Loan(3)	(4)(5)	$7,463	(6)	7,489	7,015	n/a	0.7	0.5
Energy Future Holdings Corp.	Term Loan(3)	(4)(5)	$4,500	(6)	4,270	4,241	n/a	0.4	0.3
Helix Energy Solutions Group, Inc.	Corporate Bonds(7)	(1)	$10,000	(6)	10,244	10,400	n/a	1.0	0.8
Hilcorp Energy Company	Corporate Bonds(7)	(4)	$7,589	(6)	7,365	7,418	n/a	0.7	0.6
SandRidge Energy Inc.	Corporate Bonds(7)	(1)	$10,885	(6)	11,132	11,184	n/a	1.0	0.8
SandRidge Energy Inc.	Corporate Bonds(7)	(1)	$3,000	(6)	3,000	3,038	n/a	0.3	0.2
Targa Resources Investments, Inc.	Term Loan(3)	(4)(5)	$6,992	(6)	4,891	4,894	n/a	0.4	0.3

Total of securities valued by prices provided by market maker or independent pricing service					$80,451	$79,249		7.4%	5.7%

Total of all restricted securities					$88,284	$88,096		8.2%	6.3%

(1)	Unregistered security of a publicly-traded company.

(2)	Restricted security that represents Level 3 categorization under SFAS No. 157 where reliable market quotes are not readily available. Security is valued in accordance with the procedures established by the board of directors as more fully described in Note 2 — Significant Accounting Policies.

(3)	Restricted security that represents Level 2 categorization under SFAS No. 157. Security is valued using prices provided by a principal market maker, syndicate bank or an independent pricing service as more fully described in Note 2 — Significant Accounting Policies.

(4)	Unregistered security of a private company.

(5)	Corporate bank loan with a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank or principal market maker. These securities have limited trading volume and are not listed on a national exchange. The syndicate bank or principal market maker is the active exchange for such security.

(6)	Acquired at various times throughout the current fiscal period and/or prior fiscal year.

(7)	Restricted security that represents Level 1 categorization under SFAS No. 157. Security is valued using quoted unadjusted prices for identical instruments in active markets as described in Note 2 — Significant Accounting Policies.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

7.	Option Contracts

Transactions in option contracts for the six months ended May 31, 2008 were as follows:

	Number of
	Contracts	Premium

Put Options Purchased
Options outstanding at beginning of period	—	—
Options purchased	8,503	$1,263
Options expired	(2,500)	(353)

Options outstanding at end of period	6,003	$910

Call Options Written
Options outstanding at beginning of period	4,000	$847
Options written	25,093	6,681
Options written terminated in closing purchase transactions	(1,500)	(348)
Options exercised	(15,743)	(4,111)
Options expired	(8,250)	(2,036)

Options outstanding at end of period	3,600	$1,033

8.	Investment Transactions

For the six months ended May 31, 2008, the Fund purchased and sold securities in the amount of $368,923 and $451,603 (excluding short-term investments, options and interest rate swaps), respectively.

9.	Revolving Credit Facility

On May 28, 2008, the Fund entered into a new $200 million committed revolving credit facility (“New Facility’’). The New Facility has a 364-day commitment terminating on May 27, 2009 that may be extended for additional non-overlapping 364-day periods if mutually agreed upon by both the Fund and Custodial Trust Company (“CTC”), an affiliate of the administrator, Bear Stearns Funds Management Inc. The New Facility will initially be a secured facility, but will become unsecured if the Fund issues unsecured senior notes to refinance its auction rate preferred stock. Outstanding loan balances under the New Facility will accrue interest daily at a rate equal to one-month LIBOR plus 1.25% if secured, and one-month LIBOR plus 1.65% if unsecured. The Fund will pay a fee equal to a rate of 0.5% per annum on any unused amounts of the New Facility. The credit facility contains various covenants of the Fund related to other indebtedness, liens and limits on the Fund’s overall leverage. A full copy of the New Facility can be found on the Fund’s website, http://www.kaynefunds.com.

Prior to the New Facility, the Fund had an uncommitted secured revolving credit facility with CTC, under which the Fund borrowed from CTC an aggregate amount of up to the lesser of $200,000 or the maximum amount the Fund was permitted to borrow under the 1940 Act, subject to certain limitations imposed by CTC. For the six months ended May 31, 2008, the average amount outstanding was $26,628 with a weighted average interest rate of 4.79%. As of May 31, 2008, the Fund did not have any outstanding borrowings on the revolving credit facility.

10.	Preferred Stock

At May 31, 2008, the Fund had issued three series of auction rate preferred stock (“Preferred Stock”) for a total of $280,875. Series A and Series C each consist of 4,000 outstanding shares, each in the amount of $100,000. Series B consists of 3,235 outstanding shares in the amount of $80,875. The Fund has authorized a total of 21,000 shares of Preferred Stock. The Preferred Stock has rights determined by the Board of Directors. The

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

Preferred Stock has a liquidation value of $25,000 per share plus any accumulated, but unpaid dividends, whether or not declared.

Holders of the Preferred Stock are entitled to receive cash dividend payments at an annual rate that may vary for each rate period. The dividend rates of Series A, B and C Preferred Stock as of May 31, 2008 were 4.62%, 4.72%, and 4.59%, respectively. The weighted average dividend rates of Series A, B and C Preferred Stock for the six months ended May 31, 2008 were 5.50%, 5.73% and 5.35%, respectively. Each rate includes the applicable rate based on the latest results of the auction, and does not include commissions paid to the auction agent in the amount of 0.25%. Under the 1940 Act, the Fund may not declare dividends or make other distribution on shares of common stock or purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock would be less than 200%.

Since February 14, 2008, there have been more Preferred Stock shares offered for sale than there were buyers of those Preferred Stock shares, and, as a result, our auctions have failed, and the dividend rate on the Preferred Stock has been set at such maximum rate. Based on the Fund’s current credit ratings, the maximum rate is equal to 200% of the greater of (a) the AA Composite Commercial Paper Rate or (b) the applicable LIBOR rate.

On April 2, 2008, a large financial institution made an unsolicited offer to sell to the Fund 765 shares of the Fund’s Series B Preferred Stock for $18,169 (the liquidation value of such shares was $19,125). The Fund’s Board of Directors approved the purchase, noting that the Fund has a fiduciary duty to accept an offer that is accretive to its common shareholders.

On May 29, 2008, the Fund announced that it had filed with the SEC a notice of its intention to redeem $125,000 aggregate principal, or 44.5% of its outstanding Series A, B and C Preferred Stock at 100% of par, using borrowings against the New Facility. See Note 13 — Subsequent Events for more detail on the Fund’s redemptions of Preferred Stock.

The Preferred Stock is redeemable in certain circumstances at the option of the Fund. The Preferred Stock is also subject to a mandatory redemption if the Fund fails to meet an asset coverage ratio required by law, or fails to cure deficiency as stated in the Fund’s rating agency guidelines in a timely manner.

The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with the holders of shares of common stock as a single class except on matters affecting only the holders of preferred stock or the holders of common stock.

11.	Interest Rate Swap Contracts

The Fund has entered into interest rate swap contracts to partially hedge itself from increasing interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap contracts, which, everything else being held constant, would result in a decline in the net assets of the Fund. In addition, if the counterparty to the interest rate swap contracts defaults, the Fund would not be able to use the anticipated receipts under the swap contracts to offset the interest payments on the Fund’s leverage. At the time the interest rate swap contracts reach their scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement transaction would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap contract early, then the Fund could be required to make a termination payment. As of May 31, 2008, the Fund has entered into ten

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

interest rate swap contracts with UBS AG as summarized below. For all ten interest rate swaps, the Fund receives a floating rate, based on one-month LIBOR.

			Unrealized
Termination	Notional	Fixed Rate	Appreciation/
Dates	Amount	Paid by the Fund	(Depreciation)

9/07/2010	$25,000	4.75%	$(770)
9/11/2010	25,000	4.65	(710)
11/01/2010	50,000	4.46	(1,220)
12/06/2010	25,000	3.85	(225)
1/09/2011	25,000	4.75	(795)
1/22/2011	30,000	3.20	271
11/01/2012	25,000	4.30	(337)
11/14/2013	25,000	5.00	(1,071)
11/16/2013	10,000	4.95	(403)
12/30/2015	25,000	4.85	(763)

	$265,000		$(6,023)

At May 31, 2008, the weighted average duration of the interest rate swap contracts was 3.5 years and the weighted average fixed interest rate was 4.42%.

12.	Common Stock

The Fund has 199,979,000 shares of common stock authorized. Of the 32,209,009 shares of common stock outstanding at May 31, 2008, KACALP owned 4,000 shares. Transactions in common shares for the six months ended May 31, 2008 were as follows:

Shares outstanding at November 30, 2007	32,205,867
Shares issued through reinvestment of dividends and distributions	3,142

Shares outstanding at May 31, 2008	32,209,009

13.	Subsequent Events

On July 11, 2008, the Fund paid a cash distribution to its common stockholders in the amount of $0.53 per share, for a total of $17,071. Shares of common stock were purchased in the open market in an amount of $5,408 pursuant to the Fund’s dividend reinvestment plan.

On May 29, 2008, the Fund announced that it had filed with the SEC a notice of its intention to redeem the following series of Preferred Stock at 100% of par, which were redeemed on the following dates.

		Total		Percent of Amount	Total
		Amount	Amount	Outstanding	Preferred Stock	Preferred Stock	Redemption
Series	CUSIP	Outstanding	Redeemed	Redeemed	Outstanding	Redeemed	Date

A	48660P203	$100,000	$41,675	41.7%	4,000	1,667	July 2, 2008
B	48660P302	80,875	41,675	51.5%	3,235	1,667	July 3, 2008
C	48660P401	100,000	41,650	41.7%	4,000	1,666	June 30, 2008

		$280,875	$125,000		11,235	5,000

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONCLUDED)

On July 15, 2008, the Fund announced that it had filed with the SEC a notice of its intention to redeem the following series of Preferred Stock at 100% of par, which are expected to be redeemed on the following dates.

				Percent of Amount
				Outstanding		Preferred Stock
		Total Amount	Amount to	Expected	Preferred Stock	to be	Expected
Series	CUSIP	Outstanding	be Redeemed	to be Redeemed	Outstanding	Redeemed	Redemption Date

A	48660P203	$58,325	$58,325	100%	2,333	2,333	September 3, 2008
B	48660P302	39,200	39,200	100%	1,568	1,568	September 4, 2008
C	48660P401	58,350	58,350	100%	2,334	2,334	September 2, 2008

		$155,875	$155,875		6,235	6,235

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
PRIVACY POLICY NOTICE
(UNAUDITED)

Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) considers privacy to be fundamental to our relationship with our stockholders. The Fund committed to maintaining the confidentiality, integrity and security of the non-public personal information of our stockholders and potential investors. Accordingly, the Fund has developed internal policies to protect confidentiality while allowing stockholders’ needs to be met. This notice applies to former as well as current stockholders and potential investors who provide us with nonpublic personal information.

The Fund may collect several types of nonpublic personal information about stockholders or potential investors, including:

•	Information from forms that you may fill out and send to the Fund or one of its affiliates or service providers in connection with an investment in the Fund (such as name, address, and social security number);

•	Information you may give orally to the Fund or one of its affiliates or service providers;

•	Information about your transactions with the Fund, its affiliates, or other third parties, such as the amount stockholders have invested in the Fund;

•	Information about any bank account stockholders or potential investors may use for transfers between a bank account and an account that holds or is expected to hold shares of its stock; and

•	Information collected through an Internet “cookie” (an information collecting device from a web server based on your use of a web site).

The Fund may disclose all of the information it collects, as described above, to certain nonaffiliated third parties such as attorneys, accountants, auditors and persons or entities that are assessing our compliance with industry standards. Such third parties are required to uphold and maintain our privacy policy when handling your nonpublic personal information.

The Fund may disclose information about stockholders or potential investors at their request. The Fund will not sell or disclose your nonpublic personal information to anyone except as disclosed above or as otherwise permitted or required by law.

Within the Fund and its affiliates, access to information about stockholders and potential investors is restricted to those personnel who need to know the information to service stockholder accounts. The personnel of the Fund and its affiliates have been instructed to follow our procedures to protect the privacy of your information.

The Fund reserve the right to change this privacy notice in the future. Except as described in this privacy notice, the Fund will not use your personal information for any other purpose unless we inform you how such information will be used at the time you disclose it or the Fund obtains your permission to do so.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
(UNAUDITED)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling (877) 657-3863;

•	on the Fund’s website, http://www.kaynefunds.com; and

•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (877) 657-3863, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. The Fund also makes its Forms N-Q available on its website at http://www.kaynefunds.com.

SHARE REPURCHASE DISCLOSURE
(UNAUDITED)

Notice is hereby given in accordance with Section 23(c) of the 1940 Act, that the Fund may from time to time purchase shares of its common stock in the open market.

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS
(UNAUDITED)

On June 17, 2008, the Fund held its annual meeting of stockholders where the following matters were approved by stockholders:

(i)	The election of one Class I Directors of the Fund, Gerald I. Isenberg, who was elected by the holders of the Fund’s common stock and preferred stock outstanding as of the record date. On this matter, 27,250,857 shares (common stock and preferred stock) were cast in favor, 0 shares were cast against, and 680,440 shares abstained for the election of Ms. Isenberg. As a result of the vote on this matter, Gerald I. Isenberg was elected to serve as director of the Fund for a 3-year term; and

(ii)	The approval of a proposal to authorize the Fund to sell shares of its common stock at a price less than net asset value per share. The Fund would only sell shares at a price below net asset value if the price before deducting underwriting fees and commissions and offering costs was above the Fund’s then-current net asset value and if the Fund complied with certain other dilution conditions. The Fund believes that such sales of shares of common stock below net asset value would afford the Fund greater flexibility to raise capital quickly to capitalize on accretive investment opportunities, particularly because the Fund generally attempts to remain fully invested and does not intend to maintain cash for the purpose of making these investments. On this matter, 16 holders of common stock voted in favor, 2 holders of common stock voted against and 0 holders of common stock abstained out of 31 total common stock holders. Additionally, 9,899,759 shares (common stock and preferred stock) were cast in favor, 1,543,789 shares were cast against, and 296,561 shares abstained. As a result of the vote on this matter, the Fund is now authorized to sell shares of its common stock at a price less than net asset value per share for a period expiring on the date of the Fund’s 2009 annual meeting of stockholders.

Directors and Corporate Officers
Kevin S. McCarthy	Chairman of the Board of Directors, President and Chief Executive Officer
Anne K. Costin	Director
Steven C. Good	Director
Gerald I. Isenberg	Director
William H. Shea Jr.	Director
Terry A. Hart	Chief Financial Officer and Treasurer
David J. Shladovsky	Secretary and Chief Compliance Officer
J.C. Frey	Executive Vice President, Assistant Secretary and Assistant Treasurer
James C. Baker	Executive Vice President

Investment Adviser	Administrator
KA Fund Advisors, LLC 717 Texas Avenue, Suite 3100 Houston, TX 77002	Bear Stearns Funds Management Inc. 383 Madison Avenue New York, NY 10179

1800 Avenue of the Stars, Second Floor Los Angeles, CA 90067	Stock Transfer Agent and Registrar American Stock Transfer & Trust Company 59 Maiden Lane New York, NY 10038

Custodian	Independent Registered Public Accounting Firm
Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540	PricewaterhouseCoopers LLP 350 South Grand Avenue Los Angeles, CA 90071

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, CA 94105

For stockholder inquiries, registered stockholders should call (800) 937-5449. For general inquiries, please call (877) 657-3863; or visit us on the web at http://www.kaynefunds.com.

This report, including the financial statements herein, is made available to stockholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Please see the schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
None.
Item 10. Submission of Matters to a Vote of Security Holders.
None.
Item 11. Controls and Procedures.
     (a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
     (b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) Not applicable to semi-annual reports.
     (a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.
     (b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Kayne Anderson Energy Total Return Fund, Inc.

By:	/S/ KEVIN S. MCCARTHY
Kevin S. McCarthy
Chairman, President and Chief Executive Officer
Date: August 7, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ KEVIN S. MCCARTHY
Kevin S. McCarthy
Chairman, President and Chief Executive Officer
Date: August 7, 2008

By:	/S/ TERRY A. HART
Terry A. Hart
Chief Financial Officer and Treasurer
Date: August 7, 2008